Equity (Details)			12 Months Ended
	Oct. 12, 2023 USD ($) $ / shares shares	Aug. 11, 2023 $ / shares shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 $ / shares
Equity [Line Items]
Authorized share capital (in Dollars) | $	$ 50,000
Percentage of statutory surplus reserve			10.00%
Percentage of registered capital			50.00%
Net assets (in Yuan Renminbi) | ¥			¥ 31,500,000
Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00001
Class A Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued			8,700,000
Ordinary shares, par value (in Dollars per share) | $ / shares				$ 0.00001		$ 0.00001
Number of shares	10
Redesignated shares	820
Ordinary shares			4,980,000,000		4,980,000,000
Shares issued			8,700,000		8,700,000
Vote for each ordinary share	one
Shares issued and allocated			8,199,180
Ordinary Shares [Member]
Equity [Line Items]
Redesignated shares, par value (in Dollars per share) | $ / shares	$ 0.00001
Class B Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued			1,300,000
Ordinary shares, par value (in Dollars per share) | $ / shares				0.00001		$ 0.00001
Redesignated shares	130
Ordinary shares			20,000,000		20,000,000
Shares issued			1,300,000		1,300,000
Vote for each ordinary share	ten
Shares issued and allocated			1,299,870
Ordinary Shares [Member]
Equity [Line Items]
Number of shares issued		95
Per share (in Dollars per share) | $ / shares		$ 0.0001
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00001
Stock of ordinary share	5,000,000,000
Originally issued ordinary shares	95
Consideration per share (in Dollars per share) | $ / shares				$ 0.00001
Ordinary Shares [Member] | Share Subdivision [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0001
Redesignated shares	5,000,000,000
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00001
Ordinary shares	4,980,000,000
Shares issued	20,000,000
Ordinary Shares [Member] | Class B Ordinary Shares [Member]
Equity [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.00001